Offerings	Jun. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	5,307,998
Maximum Aggregate Offering Price	$ 45,011,085.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,216.03
Rule 457(f)	true
Amount of Securities Received | shares	30,007,390
Value of Securities Received, Per Share	1.50
Value of Securities Received	$ 45,011,085.00
Cash Consideration Paid	0.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 45,011,085.00
Offering Note	Represents the maximum number of shares of the Registrant's common stock, par value $0.0001 per share (the "Company Class A Common Stock"), estimated to be issuable upon completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of November 14, 2025 and as amended on June 29, 2026 (the "TCP Merger Agreement"), by and among the Registrant, Angel TCP Merger Sub, LLC and Toothy Cow Productions, LLC ("TCP"), based upon the maximum number of common units of membership interests of TCP (the "TCP Common Units"), preferred units of membership interests of TCP designated as Class A Preferred Units (the "TCP Class A Preferred Units") and the preferred units of membership interests of TCP designated as Class B Preferred Units (the "TCP Class B Preferred Units") outstanding as of June 23, 2026, collectively equal to approximately 30,007,390, which reflects 21,070,378 TCP Common Units, 7,670,345 TCP Class A Preferred Units and 1,266,667 TCP Class B Preferred Units outstanding as of June 23, 2026. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of shares as may become issuable as a result of stock splits, stock dividends, or similar transactions. (2) Pursuant to Rule 457(f)(2) and Rule 457(f)(3) under the Securities Act of 1933 as amended (the "Securities Act") and estimated solely for the purpose of calculating the registration fee required by Section 6(b) thereunder, the proposed maximum aggregate offering price is based on (a) the sum of (i) the book value for shares of TCP Common Units on March 31, 2026 ($1.50 per unit) multiplied by the maximum number of such shares issuable or that may be assumed or exchanged for the securities being registered (21,070,378 TCP Common Units), (ii) the book value for shares of TCP Class A Preferred Units on March 31, 2026 ($1.50 per share) multiplied by the maximum number of such shares issuable or that may be assumed or exchanged for the securities being registered (7,670,345 TCP Class A Preferred Units) and (iii) the book value for shares of TCP Class B Preferred Units on March 31, 2026 ($1.50 per share) multiplied by the maximum number of such shares issuable or that may be assumed or exchanged for the securities being registered (1,266,667 TCP Class B Preferred Units) less (b) the estimated amount of cash to be paid by the Registrant to holders of TCP Units pursuant to the terms of the TCP Merger Agreement ($0.00).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	1,951,588
Maximum Aggregate Offering Price	$ 3,693,824.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 510.12
Rule 457(f)	true
Amount of Securities Received | shares	7,866,305
Value of Securities Received, Per Share	0.91
Value of Securities Received	$ 7,158,337.55
Cash Consideration Paid	3,464,513.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 3,693,824.55
Offering Note	(1) Represents the maximum number of shares of the Company Class A Common Stock, estimated to be issuable upon completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of November 14, 2025 and as amended on June 29, 2026 (the "TTS Merger Agreement"), by and among the Registrant, Angel Tuttle Merger Sub, LLC and Tuttle Twins Show, LLC ("TTS"), based upon the maximum number of common units of membership interests of TTS (the "TTS Common Units") and preferred units of membership interests of TTS (the "TTS Preferred Units") outstanding as of June 23, 2026, collectively equal to approximately 19,991,709, which reflects 12,125,404 TTS Common Units and 7,866,305 TTS Preferred Units outstanding as of June 23, 2026. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of shares as may become issuable as a result of stock splits, stock dividends, or similar transactions. (2) Pursuant to Rule 457(f)(2) and Rule 457(f)(3) under the Securities Act of 1933 as amended (the "Securities Act") and estimated solely for the purpose of calculating the registration fee required by Section 6(b) thereunder, the proposed maximum aggregate offering price is based on (ii) the book value for shares of TTS Preferred Units on March 31, 2026 ($0.91 per share) multiplied by the maximum number of such shares issuable or that may be assumed or exchanged for the securities being registered (7,866,305 TTS Preferred Units) less the estimated amount of cash to be paid by the Registrant to holders of TTS Preferred Units pursuant to the terms of the TTS Merger Agreement ($3,464,513).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	2,895,090
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Rule 457(f)	true
Amount of Securities Received | shares	12,125,404
Value of Securities Received, Per Share	0.22
Value of Securities Received	$ 2,667,588.88
Cash Consideration Paid	2,692,329.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 0.00
Offering Note	Represents the maximum number of shares of the Company Class A Common Stock, estimated to be issuable upon completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of November 14, 2025 and as amended on June 29, 2026 (the "TTS Merger Agreement"), by and among the Registrant, Angel Tuttle Merger Sub, LLC and Tuttle Twins Show, LLC ("TTS"), based upon the maximum number of common units of membership interests of TTS (the "TTS Common Units") and preferred units of membership interests of TTS (the "TTS Preferred Units") outstanding as of June 23, 2026, collectively equal to approximately 19,991,709, which reflects 12,125,404 TTS Common Units and 7,866,305 TTS Preferred Units outstanding as of June 23, 2026. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of shares as may become issuable as a result of stock splits, stock dividends, or similar transactions. (2) Pursuant to Rule 457(f)(2) and Rule 457(f)(3) under the Securities Act of 1933 as amended (the "Securities Act") and estimated solely for the purpose of calculating the registration fee required by Section 6(b) thereunder, the proposed maximum aggregate offering price is based on the book value for shares of TTS Common Units on March 31, 2026 ($0.22 per unit) multiplied by the maximum number of such shares issuable or that may be assumed or exchanged for the securities being registered (12,125,404 TTS Common Units) less the estimated amount of cash to be paid by the Registrant to holders of TTS Common Units pursuant to the terms of the TTS Merger Agreement ($2,692,329). As the foregoing calculation results in a negative number, the maximum aggregate offering price has been estimated as $0.00.